Condensed Statement of Cash Flows in the Consolidated Group (unaudited) - SEK (kr) kr in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021	Dec. 31, 2021
Operating activities
Operating profit		kr 361		kr 603	kr 1,305
Adjustments for non-cash items in operating profit
Adjustments for non-cash items in operating profit		475		111	69
Income tax paid		(186)		(130)	(263)
Changes in assets and liabilities from operating activities		(1,877)		19,023	19,464
Cash flow from operating activities		(1,227)		19,607	20,575
Investing activities
Capital expenditures		(40)		(37)	(242)
Cash flow from investing activities		(40)		(37)	(242)
Financing activities
Change in senior debt		660		(14,472)	(10,958)
Derivatives, net		4,853		(2,748)	(1,523)
Dividend paid		(414)		(290)	(290)
Payment of lease liability		(9)		(13)	(24)
Cash flow from financing activities		5,090		(17,523)	(12,795)
Cash flow for the period		3,823		2,047	7,538
Cash and cash equivalents at beginning of the period		11,128	[1]	3,362	3,362
Exchange-rate differences on cash and cash equivalents		950		140	228
Cash and cash equivalents at end of the period	[1]	kr 15,901		kr 5,549	kr 11,128

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.